Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth additional compensation information for our principal executive officer (“PEO”) and our other non-PEO NEOs (“Non-PEO NEOs”) (averaged) along with total shareholder return (“TSR”), net income, and Adjusted EBITDA performance results for fiscal 2024.

					VALUE OF INITIAL FIXED $100 INVESTMENT ON 4/11/2024 AS OF YEAR-END IN:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)(1)(2)	TOTAL SHAREHOLDER RETURN ($)(3)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(3)	NET INCOME ($ IN MILLIONS)(4)	ADJUSTED EBITDA ($ IN MILLIONS)(5)

2024	5,039,085	5,039,085	40,959,587	31,554,093	57	116.06	55.3	279.5

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024, the PEO was Jason Murray, and the non-PEO NEOs were Derick Apt, Josh Jergensen, John Mitchell and PJ Sanford. Although we have voluntarily included Mark Hancock in this proxy statement as an NEO for the fiscal year ended December 31, 2024, we have excluded him from the calculations applicable to our non-PEO NEOs in the above table for the fiscal year ended December 31, 2024 because he was not a “named executive officer” under SEC regulations.
Peer Group Issuers, Footnote	Represents the cumulative TSR of our common stock and the cumulative TSR of our peer group (the “Peer Group TSR”), as reflected in our stock performance graph as disclosed in this Form 10-K. In accordance with SEC rules, the table assumes $100 was invested at the market close on April 11, 2024, the date our common stock commenced regular-way trading on the New York Stock Exchange, through the end of the fiscal year. The companies included in our peer group (“Peer Group”) are as follows: The Ensign Group, Inc. (“ENSG”), Encompass Health Corporation (“EHC”), and Selected Medical Holdings Corporation (“SEM”). For the Peer Group, the Peer Group TSR includes the re-investment of dividends.
PEO Total Compensation Amount	$ 5,039,085
PEO Actually Paid Compensation Amount	$ 5,039,085
Adjustment To PEO Compensation, Footnote	For 2024, compensation actually paid (“CAP”) was determined by making the following adjustments to Summary Compensation Totals for equity awards:

	PEO ($)	AVERAGE OF NON-PEO NEOS ($)

Reported Summary Compensation Table (“SCT”) Total	5,039,085	40,959,587
Adjustments:
Deduction of Amounts Reported in “Stock Awards” Column of the SCT(i)	—	(36,458,777)
Year End Fair Value of Equity Awards Granted in the Reported Year that remain Unvested at Year End(ii)	—	17,070,518
Fair Value at Vesting of Equity Awards Granted and Vested in the Reported Year(v)	—	9,982,765
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End(iii)	—	—
Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior that Vested in the Reported Year(iv)	—	—
Deduction of Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that were Forfeited in the Reported Year(vi)	—	—
Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation(vii)	—	—
Compensation Actually Paid	5,039,085	31,554,093

Non-PEO NEO Average Total Compensation Amount	$ 40,959,587
Non-PEO NEO Average Compensation Actually Paid Amount	$ 31,554,093
Adjustment to Non-PEO NEO Compensation Footnote	For 2024, compensation actually paid (“CAP”) was determined by making the following adjustments to Summary Compensation Totals for equity awards:

	PEO ($)	AVERAGE OF NON-PEO NEOS ($)

Reported Summary Compensation Table (“SCT”) Total	5,039,085	40,959,587
Adjustments:
Deduction of Amounts Reported in “Stock Awards” Column of the SCT(i)	—	(36,458,777)
Year End Fair Value of Equity Awards Granted in the Reported Year that remain Unvested at Year End(ii)	—	17,070,518
Fair Value at Vesting of Equity Awards Granted and Vested in the Reported Year(v)	—	9,982,765
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End(iii)	—	—
Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior that Vested in the Reported Year(iv)	—	—
Deduction of Fair Value at the End of the Prior Year of Equity Awards Granted in Prior Years that were Forfeited in the Reported Year(vi)	—	—
Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation(vii)	—	—
Compensation Actually Paid	5,039,085	31,554,093

Tabular List, Table
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for 2024.

Adjusted EBITDA
Net Operating Income
Financial Guidance Metrics (Annual Revenue and Adjusted EBITDA)
CMS Quality Measures Star rating

Total Shareholder Return Amount	$ 57
Peer Group Total Shareholder Return Amount	116.06
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 55,300,000
Company Selected Measure Amount	279,500,000
PEO Name	Jason Murray
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	See the section titled “Non-GAAP Financial Measures” in the Appendix for a definition of Adjusted EBITDA, a non-GAAP financial measure used for the purpose of the 2024 Management Bonus Program, which is our Company-Selected Measure.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Net Operating Income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Financial Guidance Metrics (Annual Revenue and Adjusted EBITDA)
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	CMS Quality Measures Star rating
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (36,458,777)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,070,518
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,982,765
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0